SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS (Details)	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)
Deferred tax assets:
Less: valuation allowance	$ (5,977,111)	$ (766,296)	$ (4,010,878)
Deferred tax assets
HONG KONG
Deferred tax assets:
Net operating loss carry forwards	5,788,708	742,142	3,798,573
SINGAPORE
Deferred tax assets:
Net operating loss carry forwards	$ 188,403	$ 24,154	$ 212,305